Additional Information-Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	May 17, 2011 $ / shares
Current assets:
Cash and cash equivalents	¥ 3,999,200	$ 547,883	¥ 2,106,639
Amounts due from subsidiaries and VIEs and VIEs' subsidiaries	41,588	5,698	18,319
Prepayments and other current assets	163,446	22,392	232,016
Total current assets	5,484,634	751,392	6,377,880
Non-current assets:
Total non-current assets	248,318	34,019	417,392
Total assets	5,732,952	785,411	6,795,272
Current liabilities
Accounts payable and accrued liabilities	835,688	114,489	1,038,531
Total current liabilities	1,524,656	208,877	1,945,488
Total liabilities	1,537,266	210,604	2,093,662
Shareholders' equity:
Treasury stock	(112,057)	(15,352)	(161,637)
Additional paid-in capital	13,113,010	1,796,476	13,487,371
Statutory reserves	435	60	2,680
Accumulated other comprehensive (loss)/income	12,383	1,696	(20,551)
Accumulated deficit	(8,877,851)	(1,216,261)	(8,708,294)
Total Zhihu Inc.'s shareholders' equity	4,136,123	566,647	4,599,810
Total liabilities and shareholders' equity	5,732,952	$ 785,411	6,795,272
Common stock per share		$ 0.000125		$ 1
Related Party
Current liabilities
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	6,825	$ 935	26,032
Nonrelated Party
Current liabilities
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	131,955	18,078	171,743
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	37,711	5,166	2,871
Term deposits	70,378	9,642	70,827
Prepayments and other current assets	7,759	1,063	19,277
Total current assets	118,662	16,257	138,753
Non-current assets:
Investments in subsidiaries	4,139,841	567,156	4,578,292
Total non-current assets	4,139,841	567,156	4,578,292
Total assets	4,258,503	583,413	4,717,045
Current liabilities
Accounts payable and accrued liabilities	29,858	4,091	11,344
Total current liabilities	122,380	16,766	117,235
Total liabilities	122,380	16,766	117,235
Shareholders' equity:
Ordinary shares (US$0.000125 par value)	203	28	241
Treasury stock	(112,057)	(15,352)	(161,637)
Additional paid-in capital	13,113,010	1,796,476	13,487,371
Statutory reserves	435	60	2,680
Accumulated other comprehensive (loss)/income	12,383	1,696	(20,551)
Accumulated deficit	(8,877,851)	(1,216,261)	(8,708,294)
Total Zhihu Inc.'s shareholders' equity	4,136,123	566,647	4,599,810
Total liabilities and shareholders' equity	4,258,503	583,413	4,717,045
Reportable Legal Entities | Parent Company | Related Party
Current assets:
Amounts due from subsidiaries and VIEs and VIEs' subsidiaries	2,814	386	45,778
Current liabilities
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	60,556	8,296	59,665
Reportable Legal Entities | Parent Company | Nonrelated Party
Current liabilities
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	¥ 31,966	$ 4,379	¥ 46,226